Statutory Prospectus Supplement dated December 20, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for the Fund listed below:

Invesco V.I. Government Securities Fund

This supplement amends the Statutory Prospectuses of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the applicable Statutory Prospectuses and retain it for future reference.

The following information replaces the table in its entirety under the heading “Fund Summary - Management of the Fund” in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Clint Dudley	Portfolio Manager	2009
Noelle Corum	Portfolio Manager	2019”

The following information replaces in its entirety the information under the heading “Fund Management – Portfolio Managers” for the Fund in the prospectuses:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Clint Dudley, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1998.

•	Noelle Corum, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2010.

More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

VIGOV-STATSUP 122019

Statement of Additional Information Supplement dated December 20, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for the Fund listed below:

Invesco V.I. Government Securities Fund

This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces the tables that correspond to the Fund appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments” and “– Assets Managed” in Appendix H in the Statement of Additional Information:

“Investments

The following information is as of December 31, 2018 (unless otherwise noted):

Portfolio Manager	Dollar Range of Investments in the Fund	Dollar Range of Investments in Invesco Pooled Investment Vehicles with the Same or Similar Objectives and Strategies as the Fund	Dollar Range of Investments in All Invesco Funds and Invesco Pooled Investment Vehicles
Invesco V.I. Government Securities Fund
Clint Dudley	None[1]	$1 - $10,000	$500,001 - $1,000,000
Noelle Corum*	None[1]	None	None”

“Assets Managed

The following information is as of December 31, 2018 (unless otherwise noted):

	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco V.I. Government Securities Fund
Clint Dudley	2	$968.1	None	None	None	None
Noelle Corum*	None	None	None	None	None	None”

[1]

The portfolio manager manages and has made investments in an Invesco Fund with the same or similar objectives and strategies as the Fund (a Patterned Fund) as of the most recent fiscal year end of the Patterned Fund.

*	The portfolio manager began serving on the Fund effective December 20, 2019. Information for the portfolio manager has been provided as of November 30, 2019.

AVIF-SOAI-SUP 122019

Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated December 20, 2019

The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statements of Additional Information of the Funds listed below:

Invesco V.I. Equity and Income Fund

Invesco V.I. Growth and Income Fund

Invesco V.I. Managed Volatility Fund

This supplement amends each Summary Prospectus, Statutory Prospectus and Statement of Additional Information of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the applicable Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.

Effective December 20, 2019, Thomas Bastian no longer serves as a Portfolio Manager to the Funds. Therefore, all references to Mr. Bastian in the Summary and Statutory Prospectuses and Statements of Additional Information are hereby removed.

Invesco Sup 122019